Recapitalization on November 4, 2016 (Details Textual)				1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended
	Aug. 11, 2017	Nov. 04, 2016 USD ($) shares	Aug. 11, 2016 USD ($)	Nov. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Nov. 04, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 21, 2017 $ / shares shares	Nov. 03, 2016 USD ($) shares
Common Stock, Shares, Issued | shares					22,047,531	22,056,461		22,047,531
Common Stock, Shares, Outstanding | shares					22,047,531	22,056,461		22,047,531
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					1,169,607			1,169,607	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.20			$ 0.20	$ 1.18
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						May 15, 2019
Proceeds from Contributions from Parent			$ 735,099				$ 735,099	$ 735,099
Stockholders' Equity Note, Stock Split, Conversion Ratio	4.13607
Equity, Fair Value Disclosure					$ 4,403,464	$ 4,403,464		$ 4,403,464
Equity Method Investment, Ownership Percentage					100.00%	100.00%		100.00%
Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares						8,930		12,517,152
MDB Capital Group Llc [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				1,169,607
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.20
Recapitalization Costs				$ 921,698
Warrants Not Settleable in Cash, Fair Value Disclosure				744,105
Payments for Merger Related Costs				$ 177,593
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding						$ 1,216,000				$ 994,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Nov. 04, 2021
TheMaven Network, Inc [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 1,447,000					1,447,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		$ 470,000					$ 470,000
Stockholders' Equity Note, Stock Split, Conversion Ratio						4.13607		4.13607
Equity, Fair Value Disclosure					$ 2,500,000	$ 2,500,000		$ 2,500,000
Equity Method Investment, Ownership Percentage					56.70%	56.70%		56.70%
TheMaven Network, Inc [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares					12,517,152	12,517,152
Integrated Surgical Systems, Inc [Member]
Common Stock, Shares, Issued | shares		9,530,379				22,056,461	9,530,379			9,530,379
Common Stock, Shares, Outstanding | shares		9,530,379			22,047,531	22,056,461	9,530,379	22,047,531		9,530,379
Subsidiaries [Member] | General and Administrative Expense [Member]
Business Combination, Acquisition Related Costs							$ 50,000
Series G Preferred Stock [Member]
Business Combination ,Number Of Shares Assumed Under Recapitalization | shares		168
Temporary Equity, Liquidation Preference		$ 168,496			$ 168,496		$ 168,496	$ 168,496